EQUITY - IPO Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
IPO Warrants
EQUITY
Number of warrants outstanding	3,794	3,794
IPO Warrants | Pre reverse split
EQUITY
Number of warrants outstanding	37,940	37,940
Common stock
EQUITY
Shares in a unit	1
Price per share	$ 48.0
Warrant Exercisable Term	Mar. 16, 2018
Class Of Warrant Or Rights Term And Price Description		Each five-year warrant entitles warrant holder to purchase one share of the Company’s common stock at the price of $48.0 ($4.80 pre reverse split) per share and is not exercisable for a period of 180 days from March 16, 2018
Common stock | Reverse split
EQUITY
Price per share	$ 4.80
Common stock | IPO Warrants
EQUITY
Warrants to purchase shares of common stock	33,794	33,794
Common stock | IPO Warrants | Pre reverse split
EQUITY
Warrants to purchase shares of common stock	337,940	337,940